UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300
         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principal
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     August 7, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $300,825 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2607    29101 SH       Sole                    27956              1145
AT&T Inc                       COM              00206R102     3311    92846 SH       Sole                    89873              2973
Abbott Labs                    COM              002824100     3018    46819 SH       Sole                    44824              1995
Activision Inc.                COM              00507V109     2066   172345 SH       Sole                   165015              7330
Amazon.com Inc                 COM              023135106     5002    21905 SH       Sole                    21090               815
Apple                          COM              037833100     3630     6215 SH       Sole                     6000               215
BHP Billiton Ltd.              COM              088606108     2172    33261 SH       Sole                    32046              1215
Baidu Inc Spon ADR Rep A       COM              056752108      408     3545 SH       Sole                     3545
CME Group Inc Com              COM              12572Q105     2213     8253 SH       Sole                     7923               330
Cardinal Health Inc            COM              14149Y108     2422    57670 SH       Sole                    55530              2140
Caterpillar                    COM              149123101     2223    26181 SH       Sole                    25226               955
Charles Schwab New             COM              808513105     2261   174843 SH       Sole                   168173              6670
ChevronTexaco Corp             COM              166764100     4000    37915 SH       Sole                    34685              3230
Cisco Systems                  COM              17275R102     1946   113311 SH       Sole                   111414              1897
Coca Cola                      COM              191216100     2964    37909 SH       Sole                    36559              1350
E.I. du Pont de Nemours and Co COM              263534109     2691    53209 SH       Sole                    51309              1900
EMC Corp                       COM              268648102     2792   108945 SH       Sole                   105045              3900
Exxon Mobil Corporation        COM              30231G102     3768    44040 SH       Sole                    42715              1325
                                                                43      500 SH       Other                                       500
General Electric               COM              369604103     3521   168961 SH       Sole                   160031              8930
General Mills Inc              COM              370334104     2437    63244 SH       Sole                    61234              2010
Google Inc Cl-A                COM              38259P508     3827     6597 SH       Sole                     6398               199
Heinz H J                      COM              423074103     2758    50720 SH       Sole                    48749              1971
Intel                          COM              458140100     3252   122034 SH       Sole                   116949              5085
International Business Machine COM              459200101     4578    23405 SH       Sole                    22690               715
                                                               112      575 SH       Other                                       575
Intuitive Surgical Inc         COM              46120e602      360      650 SH       Sole                      650
J P Morgan Chase & Co.         COM              46625H100     2147    60100 SH       Sole                    57705              2395
Johnson & Johnson              COM              478160104     3487    51615 SH       Sole                    49971              1644
McDonalds                      COM              580135101      345     3900 SH       Sole                     3900
Microsoft                      COM              594918104     2945    96261 SH       Sole                    93716              2545
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     2067    23547 SH       Sole                    22447              1100
PG & E Corp                    COM              69331C108      226     5000 SH       Sole                     5000
Procter & Gamble               COM              742718109     2916    47612 SH       Sole                    45752              1860
Qualcomm Inc                   COM              747525103     2791    50117 SH       Sole                    48527              1590
Schlumberger                   COM              806857108     1905    29342 SH       Sole                    28437               905
Southern Co                    COM              842587107      332     7162 SH       Sole                     7162
Starwood Hotels & Resorts Worl COM              85590a401     2465    46470 SH       Sole                    44495              1975
Target Corporation             COM              87612E106     2456    42200 SH       Sole                    40750              1450
Teva Pharmaceutical - SP ADR   COM              881624209     2381    60380 SH       Sole                    58115              2265
Texas Instruments              COM              882508104     1552    54103 SH       Sole                    54103
United Parcel Service CL B     COM              911312106     2679    34015 SH       Sole                    32630              1385
United Technologies            COM              913017109      310     4101 SH       Sole                     4101
                                                                15      200 SH       Other                                       200
Verizon Communications         COM              92343V104      358     8052 SH       Sole                     7752               300
Visa Corp                      COM              92826c839     3059    24745 SH       Sole                    23745              1000
Walt Disney                    COM              254687106     2823    58213 SH       Sole                    55883              2330
Wells Fargo                    COM              949746101     3262    97544 SH       Sole                    91014              6530
Whole Foods Market Inc         COM              966837106      301     3158 SH       Sole                     3158
Energy Select Sector SPDR      ETF              81369Y506     4199    63272 SH       Sole                    60897              2375
Health Care Select Sector      ETF              81369y209      483    12700 SH       Sole                    12700
SPDR S&P 500                   ETF              78462F103    22388   164490 SH       Sole                   161305              3185
                                                                30      220 SH       Other                     155                65
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     5522    32235 SH       Sole                    30407              1828
Technology Select Sector SPDR  ETF              81369y803    17798   619605 SH       Sole                   602530             17075
Vanguard MSCI Emerging Markets ETF              922042858     2031    50865 SH       Sole                    50865
Vanguard Pacific Stock ETF     ETF              922042866     2583    51546 SH       Sole                    51546
Vanguard Total Stock Market ET ETF              922908769      225     3228 SH       Sole                     3228
iShares MSCI EAFE Index        ETF              464287465    28690   574256 SH       Sole                   554641             19615
                                                                28      565 SH       Other                     115               450
iShares MSCI Japan Index Fd    ETF              464286848    14297  1519322 SH       Sole                  1463587             55735
                                                                53     5615 SH       Other                    4400              1215
iShares Russell 1000 Growth In ETF              464287614    38428   607749 SH       Sole                   591369             16380
                                                                31      490 SH       Other                     490
iShares Russell 2000 Growth In ETF              464287648     1501    16411 SH       Sole                    16411
iShares Russell 2000 Index     ETF              464287655     3419    42974 SH       Sole                    42974
iShares S&P 500 Index Fund     ETF              464287200    10126    74050 SH       Sole                    74050
iShares S&P Midcap 400/Growth  ETF              464287606    15955   150722 SH       Sole                   146227              4495
                                                                13      125 SH       Other                                       125
iShares S&P500/BARRA Growth    ETF              464287309      754    10261 SH       Sole                    10261
iShares Tr S&P Midcap 400      ETF              464287507    15100   160347 SH       Sole                   157072              3275
                                                                14      145 SH       Other                                       145